Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 2,436			$ 2,830
Long-term debt	126,228			128,518
Current portion of long term debt	(11,238)	$ (572)	[1]	(10,760)
Non-current portion of long-term debt	114,990			117,758
Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	20,823			10,549
Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	105,405			117,969
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	2,436
Long-term debt	11,238
Less than 1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,308
Less than 1 year [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,930
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	16,361
1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,770
1-2 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,591
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,799
2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,194
2-3 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,605
3-4 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,271
3-4 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,204
3-4 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	67
4-5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	53,725
4-5 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	347
4-5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	53,378
Later than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	33,834
Later than 5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	33,834
U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,025			$ 4,032
Interest rate	3.30%	3.30%		2.10%
U S dollar [member] | Fixed rate debt [member] | Capital leases [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 10
Interest rate	3.30%	3.30%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 39,204			$ 48,043
Interest rate	4.50%	4.50%		4.10%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,652
Interest rate	0.40%	0.40%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,849			$ 5,852
Interest rate	2.90%	2.90%		2.90%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,504			$ 13,510
Interest rate	4.40%	4.40%		4.40%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7			$ 13
Interest rate	14.70%	14.70%		3.80%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Capital leases [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 10
Interest rate	3.30%	3.30%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,652
Interest rate	0.40%	0.40%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5
Interest rate	17.80%	17.80%
U S dollar [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,025
Interest rate	3.30%	3.30%
U S dollar [member] | 1-2 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,829
Interest rate	4.60%	4.60%
U S dollar [member] | 1-2 years [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2
Interest rate	8.10%	8.10%
U S dollar [member] | 4-5 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17,557
Interest rate	3.90%	3.90%
U S dollar [member] | 4-5 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,849
Interest rate	2.90%	2.90%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 11,818
Interest rate	5.30%	5.30%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,504
Interest rate	4.40%	4.40%
Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 10,731
Interest rate	8.60%	8.60%
Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,497			$ 1,496
Interest rate	8.60%	8.60%		7.70%
Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 450
Interest rate	9.20%	9.20%
Mexican peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 77
Interest rate	6.40%	6.40%
Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 18,481			$ 18,479
Interest rate	6.90%	6.90%		6.90%
Mexican peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,049
Interest rate	8.60%	8.60%
Mexican peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 450
Interest rate	9.20%	9.20%
Mexican peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 33
Mexican peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 145
Interest rate	10.10%	10.10%
Mexican peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 32
Mexican peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,492
Interest rate	8.60%	8.60%
Mexican peso [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 12
Interest rate	8.30%	8.30%
Mexican peso [member] | 2-3 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,498
Interest rate	8.30%	8.30%
Mexican peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 38
Interest rate	10.10%	10.10%
Mexican peso [member] | 3-4 years [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,497
Interest rate	8.60%	8.60%
Mexican peso [member] | 4-5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7
Interest rate	10.10%	10.10%
Mexican peso [member] | 4-5 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7,495
Interest rate	5.50%	5.50%
Mexican peso [member] | Later than 5 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 8,488
Interest rate	7.90%	7.90%
Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 505			$ 870
Interest rate	9.50%	9.50%		8.50%
Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5			$ 15
Interest rate	0.40%	0.40%		0.40%
Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 545			$ 1,033
Interest rate	6.00%	6.00%		5.70%
Brazilian reais [member] | Fixed rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 6,707
Interest rate				0.40%
Brazilian reais [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 244
Interest rate	9.40%	9.40%
Brazilian reais [member] | Less than 1 year [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5
Interest rate	0.40%	0.40%
Brazilian reais [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 209
Interest rate	5.80%	5.80%
Brazilian reais [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 198
Interest rate	9.50%	9.50%
Brazilian reais [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 129
Interest rate	5.90%	5.90%
Brazilian reais [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 57
Interest rate	10.40%	10.40%
Brazilian reais [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 78
Interest rate	6.00%	6.00%
Brazilian reais [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6
Interest rate	10.40%	10.40%
Brazilian reais [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 67
Interest rate	6.10%	6.10%
Brazilian reais [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 38
Interest rate	6.40%	6.40%
Brazilian reais [member] | Later than 5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 24
Interest rate	6.60%	6.60%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 848
Interest rate	5.70%	5.70%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 454			$ 1,951
Interest rate	5.60%	5.60%		7.30%
Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 728
Interest rate				9.60%
Colombian peso [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 17
Interest rate				4.20%
Colombian peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 424
Interest rate	5.60%	5.60%
Colombian peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 454
Interest rate	5.60%	5.60%
Colombian peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 424
Interest rate	5.70%	5.70%
Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,212			$ 4,136
Interest rate	4.10%	4.10%		4.10%
Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 3
Interest rate				6.10%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 40
Interest rate				7.90%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 594			$ 770
Interest rate	3.20%	3.20%		3.10%
Chilean peso [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 74			$ 98
Interest rate	3.50%	3.50%		3.50%
Chilean peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 586
Interest rate	4.30%	4.30%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 594
Interest rate	3.20%	3.20%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 31
Interest rate	3.70%	3.70%
Chilean peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 978
Interest rate	4.10%	4.10%
Chilean peso [member] | 1-2 years [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 26
Interest rate	3.50%	3.50%
Chilean peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 645
Interest rate	4.00%	4.00%
Chilean peso [member] | 2-3 years [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17
Interest rate	3.20%	3.20%
Chilean peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 663
Interest rate	4.10%	4.10%
Chilean peso [member] | 4-5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 340
Interest rate	3.90%	3.90%
Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 157			$ 106
Interest rate	36.80%	36.80%		22.40%
Argentine peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 157
Interest rate	36.80%	36.80%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 573
Interest rate	10.20%	10.20%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 771
Interest rate	10.00%	10.00%
Uruguayan peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 771
Interest rate	10.00%	10.00%
Uruguayan peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 573
Interest rate	10.20%	10.20%
Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 22,439			$ 23,449
Interest rate	1.70%	1.70%		1.80%
Euro [member] | 4-5 years [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 22,439
Interest rate	1.70%	1.70%
Fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 2,420
Long-term debt	126,321
Fair value [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	20,660
Fair value [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	105,661
Fair value [member] | U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,062
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Capital leases [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	10
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	40,716
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,516
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,657
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	13,229
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	7
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,731
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,276
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	450
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	77
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	17,218
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	527
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5
Fair value [member] | Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	531
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	848
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	454
Fair value [member] | Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,211
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	594
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	74
Fair value [member] | Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	141
Fair value [member] | Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	573
Fair value [member] | Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	771
Fair value [member] | Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23,063

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3